Other long- term liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Advances for value added tax	$ 0	$ 5,710
Other long-term liabilities	99	83
Total other long-term liabilities	$ 99	$ 5,793